Fees Summary	Sep. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	2,166.94
Total Transaction Valuation	15,691,061	[1]
Total Offset Amount	0
Net Fee	$ 2,166.94
Offset Table N/A	N/A

[1]	Calculated as the aggregate maximum purchase price for shares of beneficial interest.